Borrowings and Other Financial Liabilities - Detailed Information about Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities [abstract]
Project finance facility	$ 27,567	$ 22,177
Lease liabilities	721	4,370
Current Borrowings And Other Financial Liabilities	28,288	26,547
Non-current liabilities [abstract]
Project finance facility	4,157,344	4,170,058
Lease liabilities	16,147	17,212
Total Non-current borrowings and other financial liabilities	$ 4,173,491	$ 4,187,270